Deposits - Summary of Contractual Maturities of Certificate of Deposits (Detail)	Dec. 31, 2019 USD ($)
Deposits [Abstract]
2020	$ 43,662,094
2021	7,639,181
2022	3,391,251
2023	1,103,159
2024	152,000
Time Deposits, Total	$ 55,947,685